Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Jun. 16, 1999
Class of Stock [Line Items]
Liquidation value of outstanding preferred stock	$ 3,649
Preferred stock voting right	Series AA preferred stock is entitled to one vote per share and the Class A preferred stock is not entitled to vote
Class B common stock voting rights	Holders of Class B common stock have ten votes per share on all matters in which the holders of common stock are entitled to vote and holders of Class A common stock have one vote per share on such matters
Series AA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	5,720	5,720	5,720	5,720
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Dividends paid to preferred stock	$ 15.95
Amount entitled	$ 638
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000	10,000	10,000	1,000,000
Preferred stock, par value	$ 638	$ 638	$ 638
Dividends paid to preferred stock	$ 15.95
Amount entitled	$ 638